UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS MANAGEMENT, L.P.
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT, CT 06880
           --------------------------------------------------

Form 13F File Number:  028-13963
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JERROLD N. FINE
           --------------------------------------------------
Title:     MANAGING MEMBER OF THE GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/ Jerrold N. Fine             Westport, CT             2/14/12
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]


The 13F reports relating to the securities holdings of Charter Oak Partners and its affiliated funds prior to January 1, 2010 can be found under the name "Charter Oak Partners/CT", 13F File Number 028-01685.

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         2
                                               -------------

Form 13F Information Table Entry Total:                   58
                                               -------------

Form 13F Information Table Value Total:            $ 140,326
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.    Form 13F File Number         Name


1.     028-12871                    CHARTER OAK MANAGEMENT GP LLC

2.     028-13964                    FINE PARTNERS, L.P.



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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
-------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
-------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ANHEUSER BUSCH INBEV SA/NV SPONSORED ADR  03524A108      226    3,709 SH       DEFINED    1          3,709      0    0
ANHEUSER BUSCH INBEV SA/NV SPONSORED ADR  03524A108    2,868   47,031 SH       DEFINED    1, 2      47,031      0    0
CALGON CARBON CORP         COM            129603106      391   24,861 SH       DEFINED    1         24,861      0    0
CALGON CARBON CORP         COM            129603106    4,955  315,400 SH       DEFINED    1, 2     315,400      0    0
CARMAX INC                 COM            143130102       78    2,551 SH       DEFINED    1          2,551      0    0
CARMAX INC                 COM            143130102      987   32,376 SH       DEFINED    1, 2      32,376      0    0
DELTA AIR LINES INC DEL    COM NEW        247361702      267   33,036 SH       DEFINED    1         33,036      0    0
DELTA AIR LINES INC DEL    COM NEW        247361702    3,391  419,137 SH       DEFINED    1, 2     419,137      0    0
ENSCO INTERNATIONAL INC    COM            26874Q100      183    3,895 SH       DEFINED    1          3,895      0    0
ENSCO INTERNATIONAL INC    COM            26874Q100    2,163   46,105 SH       DEFINED    1, 2      46,105      0    0
EVEREST RE GROUP LTD       COM            G3223R108    1,310   15,574 SH       DEFINED    1         15,574      0    0
EVEREST RE GROUP LTD       COM            G3223R108   16,612  197,552 SH       DEFINED    1, 2     197,552      0    0
FEDEX CORP                 COM            31428X106      341    4,082 SH       DEFINED    1          4,082      0    0
FEDEX CORP                 COM            31428X106    4,329   51,843 SH       DEFINED    1, 2      51,843      0    0
GREENBRIER COS INC         COM            393657101      339   13,957 SH       DEFINED    1         13,957      0    0
GREENBRIER COS INC         COM            393657101    4,517  186,043 SH       DEFINED    1, 2     186,043      0    0
HERTZ GLOBAL HOLDINGS INC  COM            42805T105      812   69,282 SH       DEFINED    1         69,282      0    0
HERTZ GLOBAL HOLDINGS INC  COM            42805T105   10,304  879,161 SH       DEFINED    1, 2     879,161      0    0
HOME DEPOT INC             COM            437076102       46    1,094 SH       DEFINED    1          1,094      0    0
HOME DEPOT INC             COM            437076102      583   13,873 SH       DEFINED    1, 2      13,873      0    0
MARTEN TRANS LTD           COM            573075108      262   14,591 SH       DEFINED    1         14,591      0    0
MARTEN TRANS LTD           COM            573075108    3,328  185,004 SH       DEFINED    1, 2     185,004      0    0
METLIFE INC                COM            59156R108      265    8,509 SH       DEFINED    1          8,509      0    0
METLIFE INC                COM            59156R108    3,615  115,931 SH       DEFINED    1, 2     115,931      0    0
MICROSOFT CORP             COM            594918104      388   14,941 SH       DEFINED    1         14,941      0    0
MICROSOFT CORP             COM            594918104    4,921  189,565 SH       DEFINED    1, 2     189,565      0    0
MYLAN INC                  COM            628530107      913   42,529 SH       DEFINED    1         42,529      0    0
MYLAN INC                  COM            628530107   11,579  539,578 SH       DEFINED    1, 2     539,578      0    0
NUANCE COMMUNICATIONS INC  COM            67020Y100       92    3,646 SH       DEFINED    1          3,646      0    0
NUANCE COMMUNICATIONS INC  COM            67020Y100    1,162   46,189 SH       DEFINED    1, 2      46,189      0    0
OCCIDENTAL PETE CORP DEL   COM            674599105    1,157   12,352 SH       DEFINED    1         12,352      0    0
OCCIDENTAL PETE CORP DEL   COM            674599105   14,684  156,713 SH       DEFINED    1, 2     156,713      0    0
PRUDENTIAL FINL INC        COM            744320102      292    5,832 SH       DEFINED    1          5,832      0    0
PRUDENTIAL FINL INC        COM            744320102    3,712   74,060 SH       DEFINED    1, 2      74,060      0    0
REGAL ENTMT GROUP          CL A           758766109       44    3,645 SH       DEFINED    1          3,645      0    0
REGAL ENTMT GROUP          CL A           758766109      553   46,288 SH       DEFINED    1, 2      46,288      0    0
SOUTH JERSEY INDS INC      COM            838518108      120    2,109 SH       DEFINED    1          2,109      0    0
SOUTH JERSEY INDS INC      COM            838518108    1,520   26,758 SH       DEFINED    1, 2      26,758      0    0
SOUTHWESTERN ENERGY CO     COM            845467109      746   23,365 SH       DEFINED    1         23,365      0    0
SOUTHWESTERN ENERGY CO     COM            845467109    9,471  296,526 SH       DEFINED    1, 2     296,526      0    0
SPDR GOLD TRUST            COM            863307104      114      749 SH       DEFINED    1            749      0    0
SPDR GOLD TRUST            COM            863307104    1,445    9,507 SH       DEFINED    1, 2       9,507      0    0
SWIFT TRANSPORTATION CO    COM            870756103       90   10,934 SH       DEFINED    1         10,934      0    0
SWIFT TRANSPORTATION CO    COM            870756103    1,144  138,863 SH       DEFINED    1, 2     138,863      0    0
TRANSATLANTIC HLDGS INC    COM            893521104      418    7,646 SH       DEFINED    1          7,646      0    0
TRANSATLANTIC HLDGS INC    COM            893521104    5,313   97,076 SH       DEFINED    1, 2      97,076      0    0
UIL HLDG CORP              COM            902748102      258    7,294 SH       DEFINED    1          7,294      0    0
UIL HLDG CORP              COM            902748102    3,271   92,491 SH       DEFINED    1, 2      92,491      0    0
UNITED CONTL HLDGS INC     COM            910047109      275   14,585 SH       DEFINED    1         14,585      0    0
UNITED CONTL HLDGS INC     COM            910047109    3,492  185,059 SH       DEFINED    1, 2     185,059      0    0
USA TRUCK INC              COM            902925106       28    3,645 SH       DEFINED    1          3,645      0    0
USA TRUCK INC              COM            902925106      360   46,595 SH       DEFINED    1, 2      46,595      0    0
VERIFONE SYS INC           COM            92342Y109      259    7,293 SH       DEFINED    1          7,293      0    0
VERIFONE SYS INC           COM            92342Y109    3,287   92,537 SH       DEFINED    1, 2      92,537      0    0
WAL MART STORES INC        COM            931142103      436    7,289 SH       DEFINED    1          7,289      0    0
WAL MART STORES INC        COM            931142103    5,527   92,481 SH       DEFINED    1, 2      92,481      0    0
WERNER ENTERPRISES INC     COM            950755108       79    3,280 SH       DEFINED    1          3,280      0    0
WERNER ENTERPRISES INC     COM            950755108    1,004   41,659 SH       DEFINED    1, 2      41,659      0    0
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